15 Labor and social obligations (Details Narrative) R$ in Thousands												1 Months Ended							12 Months Ended
		Dec. 16, 2020 BRL (R$) Number	Nov. 26, 2020 BRL (R$) Number	Aug. 17, 2020 BRL (R$) Number	Jul. 29, 2020 $ / shares	Mar. 19, 2020 BRL (R$) Number	Sep. 25, 2019 Number	Sep. 02, 2019 Number	Mar. 29, 2019 $ / shares [2]	Feb. 07, 2019 $ / shares	May 15, 2018 $ / shares	Dec. 31, 2020 shares	Nov. 30, 2020	Aug. 31, 2020	Mar. 31, 2020	Sep. 30, 2019 BRL (R$) shares	Feb. 28, 2019	Jun. 30, 2018	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 BRL (R$) Number shares	Dec. 31, 2018 BRL (R$) Number shares
LaborAndSocialObligationsLineItems [Line Items]
Compensation of employees																				R$ 9,514	R$ 6,871	R$ 1,945
Number of shares issued (in share) | shares												93,146,731							93,146,731	93,146,731	89,744,275	1,443,541
Number of stock option granted | Number	[1]																				293,860	1,434,720
Stock options granted %									0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average per option | $ / shares									$ 213.35	$ 368.41	$ 254.13
Model used									Black & Scholes	Monte Carlo	Monte Carlo	Binomial	Binomial	Binomial	Binomial	Binomial
Share based compensation plans [member]
LaborAndSocialObligationsLineItems [Line Items]
Description of vesting period																	Vesting periods after the grant date: 10% after 90 days, 15% after 15 months, 25% after 27 months, 25% after 39 months and 25% after 51 months.	Vesting periods after the grant date: 10% after 90 days, 15% after 12 months, 25% after 24 months, 25% after 36 months and 25% after 48 months.		Vest in five installments of 20% per year, starting on May 1.
Share-based compensation expense																				R$ 32,610	R$ 11,040
Number of stock option granted | Number		5,220	115,000	127,000		230,000	58,000	2,306,213
Exercise price		R$ 97	R$ 126			R$ 19
Annual installments | Number		1	5			4
Stock options granted %						25.00%
Average per option | $ / shares																			$ 11.53
Model used							Binomial pricing model	Binomial pricing model
Share based compensation plans [member] | IPO [member]
LaborAndSocialObligationsLineItems [Line Items]
Share-based compensation expense																					R$ 7,074	R$ 2,161
Share based compensation plans [member] | IPO [member] | Class A common shares [member]
LaborAndSocialObligationsLineItems [Line Items]
Number of shares issued (in share) | shares																1,842,428
Proceeds from issaunce of shares																R$ 17,627
Share based compensation plans [member] | Guardaya Stock Options [Member]
LaborAndSocialObligationsLineItems [Line Items]
Description of vesting period																					Vesting periods: 10% after 1 year, 15% after 2 years, 25% after 3 years and 50% after 4 years.
Share based compensation plans [member] | Bottom of range [member]
LaborAndSocialObligationsLineItems [Line Items]
Exercise price				R$ 74
Annual installments | Number				3
Share based compensation plans [member] | Top of range [member]
LaborAndSocialObligationsLineItems [Line Items]
Exercise price				R$ 122
Annual installments | Number				5
Modified plan [member]
LaborAndSocialObligationsLineItems [Line Items]
Stock options granted %																				0.00%
Average per option | $ / shares					$ 15.94
Model used																				Binomial

[1]	The number of common shares outstanding from Afya Brazil was retrospectively adjusted in the proportion of 1:28 due to the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya, which did not result in changes on the arrangements of the plans.
[2]	After the corporate reorganization described in Note 1, the options originally granted under the Guardayas plan granted on August 10, 2018 were remeasured at fair value and included in Afya Brazils plan with no changes to the previous terms and conditions other than the shares subject to such options granted and, consequently, the number of stock and exercise price of the shares as per the share exchange ratio applied on the corporate reorganization